AMERICAN EXPRESS Financial Direct

Strategist Growth Fund, Inc.
1999 Semiannual Report

                                                         Strategist Growth Fund
                                                  Strategist Growth Trends Fund
                                                 Strategist Special Growth Fund

Table of Contents

From the Portfolio Managers                                                   2
Financial Statements (Strategist Growth Fund, Inc.)                           8
Notes to Financial Statements (Strategist Growth Fund, Inc.)                 13
Financial Statements (Growth Portfolio)                                      20
Notes to Financial Statements (Growth Portfolio)                             23
Investments in Securities (Growth Portfolio)                                 28
Financial Statements (Growth Trends Portfolio)                               34
Notes to Financial Statements (Growth Trends Portfolio)                      37
Investments in Securities (Growth Trends Portfolio)                          42
Financial Statements (Aggressive Growth Portfolio)                           52
Notes to Financial Statements (Aggressive Growth Portfolio)                  55
Investments in Securities (Aggressive Growth Portfolio)                      59

From the Portfolio Manager
Strategist Growth Fund

(picture of) Mitzi Malevich
Mitzi Malevich
Portfolio manager

Despite a severe setback at the outset of the period, Strategist Growth Fund enjoyed a very productive six months. For the first half of the fiscal year -- August 1998 through January 1999 -- the Fund's total return was 16.39%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by a like amount at that time.)

As the period began, the fallout from crumbling economies in Asia, Russia and Latin America was taking a toll on U.S. stocks. The prevailing view was that American companies' profits would suffer because of reduced business overseas, and that technology-related companies were especially vulnerable. The result was heavy stock-selling that, by the end of August, drove the Fund's value down by nearly 20%.

But, in another display of the remarkable resilience it has shown in recent years, the market eventually righted itself and began a tentative advance. Soon, buoyed by three reductions in short-term interest rates by the Federal Reserve Board during autumn, the recovery turned into a roaring rally. The Fund responded in strong fashion, recording five straight months of healthy gains.


Tech leads the way
Leading the comeback were technology stocks, easily the largest exposure for the Fund. Prominent performers included Microsoft, Cisco Systems, Worldcom, IBM and Intel. Early in the period, I increased the technology exposure by adding to several holdings that had experienced price declines. That additional buying, along with subsequent substantial price run-ups on a number of stocks, pushed the technology exposure to approximately 50% of total Fund assets by period-end.

Looking ahead, concerns about the strength of corporate earnings dominated the investment environment as the new fiscal year began in February. While it's true that earnings could present a periodic problem for the market in the months ahead, I think the favorable factors of low inflation and a still-healthy economy are likely to stay with us. As for the Fund, I continue to concentrate investments in stocks of companies that impress me as having excellent long-term profit potential.


Mitzi Malevich

From the Portfolio Manager
Strategist Growth Trends Fund

(picture of) Gordon Fines
Gordon Fines
Portfolio manager

Growth stocks overcame a steep summer decline to move substantially higher during the past six months. Strategist Growth Trends Fund took advantage of the rebound to generate a 15.43% total return for the period -- August 1998 through January 1999. (A portion of the return came in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset by a like amount.)

The U.S. stock market was in the throes of a sell-off when the period began last August. Worried about worsening economic problems in Asia, Russia and Latin America, investors had earlier concluded that American corporate profits were at considerable risk. Most vulnerable, they reasoned, were technology companies, whose stocks were hit especially hard during the decline. For the Fund, the result was a loss of nearly 16% in August.

That was a deep hole to climb out of, but stocks wasted no time in doing it. Supported in large part by three reductions in short-term interest rates by the Federal Reserve Board, the market made up all of its lost ground by the end of November, then followed that with two more months of strong gains.

Recovery led by large-caps
The large-capitalization growth stocks that have been the mainstays of the Fund in recent years continued to prove their worth during the rebound. General Electric, Cisco Systems, Microsoft, Pfizer, IBM and Wal-Mart -- all among the Fund's largest holdings -- were particularly strong.

As for stock sectors, the emphasis remained on technology, health care, financial services and business services. In the only change of note, during the fall I did establish a modest position in utility stocks to provide some cushion for the Fund in the event of additional market downturns. Should the investment environment become more stable, I'll probably eliminate that position in order to structure the Fund more aggressively.

Looking toward the second half of the fiscal year, the biggest question facing the market is likely to revolve around how strong corporate earnings will be. I think large-cap growth stocks continue to have an advantage in that regard and, therefore, offer the best potential for gain. Only time will tell, of course, and six months from now, I'll discuss how things turned out.


Gordon Fines

From the Portfolio Manager
Strategist Special Growth Fund

(picture of) Keith Tufte
Keith Tufte
Portfolio manager

Strategist Special Growth Fund recovered from a bad start to finish the first half of the fiscal year with a substantial gain. For the six months -- August 1998 through January 1999 -- the Fund's total return was 16.29%. (Part of the return was in the form of a capital gain, which was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

The stock market was in rapid retreat when the period began, as worries about a possible slump in corporate profits fueled widespread stock-selling. Most of the damage was done by the end of August, but by that time the Fund had lost more than 15% of its value.

Investors' moods brightened last autumn, though, as three reductions in short-term interest rates by the Federal Reserve restored some calm to the financial markets. Stocks wasted little time in responding, as they began a resolute advance that not only made up for the late-summer swoon but took the market to an all-time high in early January. The Fund largely kept up with the powerful pace of the market, gaining more than 30% from September through the end of the period in January.


Large-caps lead again
As has been the case in recent years, large-capitalization growth stocks most often led the way during the market's advances. That worked to the advantage of the Fund, as it confines its investments to stocks of companies in the Standard & Poor's 500, the most representative unmanaged index of large-cap stocks. Among the Fund's biggest holdings for the period were: General Electric, Warner Lambert, Coca-Cola, Bristol Myers Squibb, Intel, MCI Worldcom and U.S. West.

On a stock sector basis, the largest investment (about one-fourth of assets) was in consumer non-cyclical stocks, which include the food, beverage and pharmaceutical areas. The rest of the portfolio was largely made up of technology (including computers, telecommunications), financial services (insurance, brokerage), consumer cyclical (retailing, housing) and utilities (electricity, telephone service), each of which accounted for roughly 15% to 20% of assets.

As for the second half of the fiscal year, the investment environment is little changed from several months ago: inflation remains low, economic growth is still solid, and interest rates have yet to experience a meaningful increase. The biggest question to be answered in the months ahead is how strong corporate earnings will be. As always, the Fund's investments continue to be concentrated in those companies that our securities analysts believe have the best earnings prospects and, as a result, the best chance to outperform the stock market as a whole.


Keith Tufte

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


Financial Statements

Statements of assets and liabilities
Strategist Growth Fund, Inc.

                                                       Strategist       Strategist     Strategist
                                                         Growth           Growth         Special
Jan. 31, 1999 (Unaudited)                                 Fund          Trends Fund    Growth Fund


Assets
Investment in corresponding Portfolio (Note 1)         $24,866,785      $23,891,416     $1,765,512
Organizational costs (Note 1)                                   --            1,311             --
Expense receivable from AEFC                                    --               --            172
                                                             -----           ------            ---
Total assets                                            24,866,785       23,892,727      1,765,684
                                                        ----------       ----------      ---------
Liabilities
Accrued distribution fee                                       164              159             12
Accrued transfer agency fee                                     40               33             10
Accrued administrative services fees                            33               32              3
Other accrued expenses                                       4,947           32,756         15,301
                                                             -----           ------         ------
Total liabilities                                            5,184           32,980         15,326
                                                             =====           ======         ======
Net assets applicable to outstanding capital stock     $24,861,601      $23,859,747     $1,750,358
                                                       ===========      ===========     ==========
Represented by
Capital stock-- $.01 par value (Note 1)                $     5,531      $     7,305     $    2,739
Additional paid-in capital                              11,536,365       11,596,087      1,368,186
Undistributed (excess of distributions over)
   net investment income                                   (20,860)          19,914         (1,281)
Accumulated net realized gain (loss) (Note 4)             (574,278)         220,708         19,705
Unrealized appreciation (depreciation) on investments   13,914,843       12,015,733        361,009
                                                        ----------       ----------        -------
Total -- representing net assets applicable
   to outstanding capital stock                        $24,861,601      $23,859,747     $1,750,358
                                                       ===========      ===========     ==========
Shares outstanding                                         553,075          730,513        273,852
                                                           -------          -------        -------
Net asset value per share of outstanding capital stock $     44.95      $     32.66     $     6.39
                                                       -----------      -----------     ----------
See accompanying notes to financial statements.
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Statements of operations
Strategist Growth Fund, Inc.

                                               Strategist     Strategist    Strategist
                                                 Growth         Growth        Special
Six months ended Jan. 31, 1999 (Unaudited)        Fund        Trends Fund   Growth Fund


Investment income
Income:
Dividends                                    $   50,617       $   80,920       $  9,302
Interest                                         33,875           39,955            689
  Less foreign taxes withheld                        --             (480)           (65)
                                                   ----             ----            ---
Total income                                     84,492          120,395          9,926
                                                 ------          -------          -----
Expenses (Note 2):
Expenses allocated from corresponding Portfolio  51,572           52,644          5,253
Distribution fee                                 25,479           25,005          2,005
Transfer agency fee                               7,402            5,938          1,871
Administrative services fees and expenses         5,096            5,001            481
Compensation of board members                     1,844            1,480            286
Registration fees                                 7,330            2,486          6,756
Audit fees                                        3,400            3,650          1,750
Other                                             3,229            1,289             59
                                                  -----            -----             --
Total expenses                                  105,352           97,493         18,461
   Less expenses reimbursed by AEFC                  --               --         (7,266)
                                                   ----             ----         ------
Total net expenses                              105,352           97,493         11,195
                                                -------           ------         ------
Investment income (loss)-- net                  (20,860)          22,902         (1,269)
                                                -------           ------         ------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                       (162,818)         222,960         15,338
   Financial futures contracts                       --               --          5,798
   Options contracts written                         --              878             --
                                                   ----              ---           ----
Net realized gain (loss) on investments        (162,818)         223,838         21,136
Net change in unrealized appreciation
   (depreciation) on investments              3,652,525        2,915,209        203,879
                                              ---------        ---------        -------
Net gain (loss) on investments                3,489,707        3,139,047        225,015
                                              ---------        ---------        -------
Net increase (decrease) in net assets
   resulting from operations                 $3,468,847       $3,161,949       $223,746
                                             ==========       ==========       ========


See accompanying notes to financial statements.
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Statements of changes in net assets
Strategist Growth Fund, Inc.

                                                                      Strategist Growth Fund
                                                                 Jan. 31, 1999       July 31,1998
                                                               Six months ended       Year ended
                                                                  (Unaudited)

Operations
Investment income (loss)-- net                                    $    (20,860)      $   (72,901)
Net realized gain (loss) on investments                               (162,818)        1,818,914
Net change in unrealized appreciation (depreciation) on investments  3,652,525          (468,341)
                                                                     ---------          --------
Net increase (decrease) in net assets resulting from operations      3,468,847         1,277,672
                                                                     ---------         ---------
Capital share transactions (Note 3)
Proceeds from sales                                                    584,026         2,454,144
Payments for redemptions                                            (1,345,782)       (4,957,889)
                                                                    ----------        ----------
Increase (decrease) in net assets from capital share transactions     (761,756)       (2,503,745)
                                                                      --------        ----------
Total increase (decrease) in net assets                              2,707,091        (1,226,073)
Net assets at beginning of period                                   22,154,510        23,380,583
                                                                    ----------        ----------
Net assets at end of period                                        $24,861,601       $22,154,510
                                                                   ===========       ===========


See accompanying notes to financial statements.

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


Statements of changes in net assets
Strategist Growth Fund, Inc.

                                                                   Strategist Growth Trends Fund
                                                                   Jan. 31, 1999     July 31,1998
                                                                  Six months ended    Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $    22,902       $    99,554
Net realized gain (loss) on investments                                 223,838         2,441,536
Net change in unrealized appreciation (depreciation) on investments   2,915,209           573,711
                                                                      ---------           -------
Net increase (decrease) in net assets resulting from operations       3,161,949         3,114,801
                                                                      ---------         ---------
Distributions to shareholders from:
   Net investment income                                                (50,099)         (163,018)
   Net realized gain                                                 (1,647,590)                --
                                                                     ----------
Total distributions                                                  (1,697,689)         (163,018)
                                                                     ----------          --------
Capital share transactions (Note 3)
Proceeds from sales                                                     775,082         1,896,510
Reinvestment of distributions at net asset value                      1,697,686           163,018
Payments for redemptions                                               (608,725)       (5,106,205)
                                                                       --------        ----------
Increase (decrease) in net assets from capital share transactions     1,864,043        (3,046,677)
                                                                      ---------        ----------
Total increase (decrease) in net assets                               3,328,303           (94,894)
Net assets at beginning of period                                    20,531,444        20,626,338
                                                                     ----------        ----------
Net assets at end of period                                         $23,859,747       $20,531,444
                                                                    ===========       ===========
Undistributed net investment income                                 $    19,914       $    47,111


See accompanying notes to financial statements.
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

Statements of changes in net assets
Strategist Growth Fund, Inc.

                                                                    Strategist Special Growth Fund
                                                                    Jan. 31, 1999      July 31,1998
                                                                  Six months ended      Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income  (loss)-- net                                      $   (1,269)       $    6,141
Net realized gain (loss) on investments                                  21,136           345,315
Net change in unrealized appreciation (depreciation) on investments     203,879          (176,649)
                                                                        -------          --------
Net increase (decrease) in net assets resulting from operations         223,746           174,807
                                                                        -------           -------
Distributions to shareholders from:
   Net investment income                                                 (6,251)           (4,833)
   Net realized gain                                                   (186,096)         (265,849)
                                                                       --------          --------
Total distributions                                                    (192,347)         (270,682)
                                                                       --------          --------
Capital share transactions (Note 3)
Proceeds from sales                                                     101,035           478,737
Reinvestment of distributions at net asset value                        192,347           270,682
Payments for redemptions                                               (349,477)         (152,108)
                                                                       --------          --------
Increase (decrease) in net assets from capital share transactions       (56,095)          597,311
                                                                        -------           -------
Total increase (decrease) in net assets                                 (24,696)          501,436
Net assets at beginning of period                                     1,775,054         1,273,618
                                                                      ---------         ---------
Net assets at end of period                                          $1,750,358        $1,775,054
                                                                     ==========        ==========
Undistributed (excess of distributions over) net investment income   $   (1,281)       $    6,239


See accompanying notes to financial statements.

Notes to Financial Statements

Strategist Growth Fund, Inc.
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) are series of capital stock within Strategist Growth Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Strategist Growth Fund, Inc. has 3 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Growth Trust (the Trust).

Growth Fund invests all of its assets in Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

Growth Trends Fund invests all of its assets in Growth Trends Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic and technological changes are occurring.

Special Growth Fund invests all of its assets in Aggressive Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. As of Jan. 31, 1999, the percentages of the corresponding Portfolio owned by Growth Fund, Growth Trends Fund and Special Growth Fund were 0.39%, 0.11% and 0.28%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Organizational costs
Each Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
An annual dividend from net investment income, declared and paid at the end of the calendar year, is reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other
As of Jan. 31, 1999, AEFC owned 1,966 shares of Growth Fund, 2,876 shares of Growth Trends Fund and 139,449 shares of Special Growth Fund. As of Jan. 31, 1999, American Express Company (the parent company of AEFC) owned 433,253 shares of Growth Fund and 591,139 shares of Growth Trends Fund.


2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% (0.06% to 0.03% for Special Growth Fund) annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through Dec. 31, 1999. Under this agreement, each Fund's total expenses will not exceed 1.30% (1.40% for Special Growth Fund) of each of the Fund's average daily net assets.


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3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                  Six months ended Jan. 31, 1999
                                           Growth             Growth          Special
                                            Fund              Trends          Growth
                                                               Fund            Fund

Sold                                       16,023             25,699           17,111
Issued for reinvested distributions            --             54,870           31,845
Redeemed                                  (36,620)           (21,086)         (60,429)
Net increase (decrease)                   (20,597)            59,483          (11,473)

                                                     Year ended July 31, 1998
                                           Growth             Growth          Special
                                            Fund              Trends          Growth
                                                               Fund            Fund

Sold                                       66,005             67,843           76,487
Issued for reinvested distributions            --              6,304           49,575
Redeemed                                 (135,415)          (179,885)         (25,361)
Net increase (decrease)                   (69,410)          (105,738)         100,701



4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, Growth Fund had a capital loss carryover at July 31, 1998 of $411,460 that will expire in 2004 through 2005 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.

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5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Growth Fund

Fiscal period ended July 31,
Per share income and capital changesa

                                                    1999b       1998       1997        1996c

Net asset value, beginning of period              $38.62      $36.36     $23.15      $25.43

Income from investment operations:

Net investment income (loss)                        (.04)       (.13)      (.08)       (.02)

Net gains (losses) (both realized and unrealized)   6.37        2.39      13.29       (2.26)

Total from investment operations                    6.33        2.26      13.21       (2.28)

Net asset value, end of period                    $44.95      $38.62     $36.36      $23.15



Net assets, end of period (in millions)              $25         $22        $23         $23

Ratio of expenses to average daily net assetsd     1.03%e       .97%      1.01%       1.30%e

Ratio of net investment income (loss)
to average daily net assets                       (.20%)e     (.33%)     (.20%)      (.37%)e

Portfolio turnover rate
(excluding short-term securities)                   11%         28%        24%          5%

Total return                                     16.39%       6.22%     57.06%      (8.97%)



a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 1999 (Unaudited).
c Inception date was May 13, 1996.
d The Advisor and Distributor voluntarily limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 1.03% and 1.86% for the periods ended 1997 and 1996, respectively.
e Adjusted to an annual basis.

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Growth Trends Fund

Fiscal period ended July 31,
Per share income and capital changesa

                                                    1999b       1998       1997        1996c

Net asset value, beginning of period              $30.60      $26.55     $18.52      $19.00

Income from investment operations:

Net investment income (loss)                         .03         .13        .16         .01

Net gains (losses) (both realized and unrealized)   4.55        4.12       7.93        (.49)

Total from investment operations                    4.58        4.25       8.09        (.48)

Less distributions:

Dividends from net investment income                (.07)       (.20)      (.06)         --

Distributions from realized gains                  (2.45)         --         --          --

Total distributions                                (2.52)       (.20)      (.06)         --

Net asset value, end of period                    $32.66      $30.60     $26.55      $18.52


Ratios/supplemental data

Net assets, end of period (in millions)              $24         $21        $21         $25

Ratio of expenses to average daily net assetse      .97%d       .90%      1.60%       1.30%d

Ratio of net investment income (loss)
to average daily net assets                         .23%d       .48%       .58%        .39%d

Portfolio turnover rate
(excluding short-term securities)                    17%         38%        32%          7%

Total return                                      15.43%      16.17%     43.74%      (2.53%)



a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Jan. 31, 1999 (Unaudited).
c Inception date was May 13, 1996.
d Adjusted to an annual basis.
e The Advisor and Distributor voluntarily limited total operating expenses. Without this agreement the ratio of expenses to average daily net assets would have been 1.10% and 1.76% for the periods ended 1997 and 1996, respectively.




Special Growth Fund

Fiscal period ended July 31,
Per share income and capital changesa

                                                           1999c      1998         1997b

Net asset value, beginning of period                      $6.22      $6.90        $5.00

Income from investment operations:

Net investment income (loss)                                 --        .02          .04

Net gains (losses) (both realized and unrealized)           .97        .56         1.88

Total from investment operations                            .97        .58         1.92

Less distributions:

Distributions from net investment income                   (.03)      (.02)        (.01)

Distributions from realized gains                          (.77)     (1.24)        (.01)

Total distributions                                        (.80)     (1.26)        (.02)

Net asset value, end of period                            $6.39      $6.22        $6.90


Ratios/supplemental data

Net assets, end of period (in millions)                      $2         $2           $1

Ratio of expenses to average daily net assetsd            1.40%e     1.03%        1.36%e

Ratio of net investment income (loss)
to average daily net assets                              (.16%)e      .40%         .26%e

Portfolio turnover rate
(excluding short-term securities)                           56%       148%         171%

Total return                                             16.29%     10.98%       38.37%



a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was Aug. 19, 1996.
c Six months ended Jan. 31, 1999 (Unaudited).
d The Advisor and Distributor voluntarily limited total operating expenses. Without this agreement, the ratio of expenses to average daily net assets would have been 2.30%, 1.86% and 3.17% for the periods ended 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.

Finanacial Statements

Statement of assets and liabilities
Growth Portfolio

Jan. 31, 1999 (Unaudited)


Assets
Investments in securities, at value (Note 1):
   Investment in securities of unaffiliated issuers
   (identified cost $3,497,524,535)                              $6,466,470,830
   Investment in securities of affiliated issuers
   (identified cost $60,266,600)                                     53,775,000
                                                                     ----------
Total investments in securities (identified cost $3,557,791,135)  6,520,245,830
Dividends and accrued interest receivable                             1,822,000
Receivable for investment securities sold                            12,576,743
                                                                     ----------
Total assets                                                      6,534,644,573
                                                                  -------------
Liabilities
Disbursements in excess of cash on demand deposit                    20,529,962
Payable upon return of securities loaned (Note 4)                   104,100,000
Accrued investment management services fee                              236,096
Other accrued expenses                                                   70,528
                                                                         ------
Total liabilities                                                   124,936,586
                                                                    -----------
Net assets                                                       $6,409,707,987
                                                                 ==============


See accompanying notes to financial statements.


Statement of operations
Growth Portfolio

Six months ended Jan. 31, 1999 (Unaudited)


Investment income
Income:
Dividend                                                                   $ 12,718,638
Interest                                                                      8,501,074
                                                                              ---------
Total income                                                                 21,219,712
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                           12,752,323
Compensation of board members                                                    10,686
Custodian fees                                                                  179,314
Audit fees                                                                       13,125
Other                                                                            35,917
                                                                                 ------
Total expenses                                                               12,991,365
   Earnings credits on cash balances (Note 2)                                    (6,119)
                                                                                 ------
Total net expenses                                                           12,985,246
                                                                             ----------
Investment income (loss) -- net                                               8,234,466
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                  (74,639,617)
Net change in unrealized appreciation (depreciation) on investments         996,898,130
                                                                            -----------
Net gain (loss) on investments                                              922,258,513
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $930,492,979
                                                                           ============


See accompanying notes to financial statements.


Statements of changes in net assets

Growth Portfolio

                                                                    Jan. 31, 1999    July 31, 1998
                                                                  Six months ended    Year ended
                                                                     (Unaudited)

Operations
Investment income (loss)-- net                                    $    8,234,466   $    5,304,359
Net realized gain (loss) on investments                              (74,639,617)     330,872,649
Net change in unrealized appreciation (depreciation) on investments  996,898,130        6,947,483
                                                                     -----------        ---------
Net increase (decrease) in net assets resulting from operations      930,492,979      343,124,491
Net contributions (withdrawals) from partners                        173,117,371      831,889,423
                                                                     -----------      -----------
Total increase (decrease) in net assets                            1,103,610,350    1,175,013,914
Net assets at beginning of period                                  5,306,097,637    4,131,083,723
                                                                   -------------    -------------
Net assets at end of period                                       $6,409,707,987   $5,306,097,637
                                                                  ==============   ==============


See accompanying notes to financial statements.

Notes to Financial Statements

Growth Portfolio
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolios' significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete it contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $1,453,710 for the six months ended Jan. 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1999, the Portfolio's custodian fees were reduced by $6,119 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $703,399,643 and $535,373,391, respectively, for the six months ended Jan. 31, 1999. For the same period, the portfolio turnover rate was 11%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $135,000 for the six months ended Jan. 31, 1999.

4. LENDING OF PORTFOLIO SECURITIES
As of Jan. 31, 1999, securities valued at $98,339,800 were on loan to brokers. For collateral, the Portfolio received $104,100,000 in cash. Income from securities lending amounted to $88,951 for the six months ended Jan. 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

Investments in Securities

Growth Portfolio
Jan. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (95.1%)

Issuer                                                       Shares            Value(a)



Automotive & related (0.4%)
Gentex                                                     1,000,000(b)     $22,875,000

Banks and savings & loans (4.6%)
BankAmerica                                                1,357,920         90,810,900
BankBoston                                                 1,200,000         44,325,000
Washington Mutual                                          3,750,000        157,500,000
Total                                                                       292,635,900

Beverages & tobacco (2.4%)
Coca-Cola                                                  2,381,700        155,852,494

Chemicals (3.2%)
Monsanto                                                     800,000         38,050,000
Waste Management                                           3,375,000        168,539,063
Total                                                                       206,589,063

Communications equipment & services (6.7%)
Andrew Corp                                                2,200,000(b)      39,875,000
Ericsson (LM) ADR Cl B                                     2,800,000(c)      78,050,000
MasTec                                                     1,800,000(b,g)    53,775,000
Tellabs                                                    3,100,000(b)     265,825,000
Total                                                                       437,525,000

Computers & office equipment (29.6%)
America Online                                               400,000(b)      70,275,000
Cisco Systems                                              3,100,000(b)     345,843,750
Compaq Computer                                            2,700,000        128,587,500
EMC                                                        2,600,000(b)     283,075,000
Hewlett-Packard                                            1,800,000        141,075,000
Intl Business Machines                                     1,300,000        238,225,000
Keane                                                      1,800,000(b)      58,050,000
Microsoft                                                  2,100,000(b)     367,499,999
Network Associates                                         2,000,000(b)     104,750,000
Solectron                                                    462,500(b)      41,191,406
Yahoo!                                                       350,000(b,d)   123,987,500
Total                                                                     1,902,560,155

Electronics (13.8%)
Applied Materials                                          3,000,000(b)     189,562,500
Broadcom Cl A                                                100,000         13,312,500
Intel                                                      2,000,000        281,875,000
Maxim Integrated Products                                  2,400,000(b)     123,450,000
STMicroelectronics                                           500,000         52,250,000
Texas Instruments                                          2,300,000        227,412,500
Total                                                                       887,862,500

Energy (1.3%)

Anadarko Petroleum                                         3,000,000         81,187,500

Energy equipment & services (2.2%)
Halliburton                                                1,500,000         44,531,250
Schlumberger                                               2,000,000(c)      95,250,000
Total                                                                       139,781,250

Financial services (6.6%)
Citigroup                                                  2,500,000        140,156,250
Merrill Lynch & Co                                         1,600,000        121,600,000
Providian Financial                                        1,595,325        160,828,702
Total                                                                       422,584,952

Furniture & appliances (0.8%)
Ethan Allen Interiors                                      1,014,000         48,418,500

Health care (7.5%)
Boston Scientific                                          2,000,000(b)      48,875,000
Gensia Sicor                                                     161(b)             855
Johnson & Johnson                                            700,000         59,500,000
Medtronic                                                    500,000         39,843,750
Pfizer                                                     1,600,000        205,800,000
Warner-Lambert                                             1,800,000        129,937,500
Total                                                                       483,957,105

Health care services (1.0%)
HEALTHSOUTH Rehabilitation                                 4,800,000(b)      65,100,000

Household products (0.8%)
ServiceMaster                                              2,650,000         50,515,624

Industrial equipment & services (0.6%)
Deere & Co                                                 1,200,000         39,075,000

Insurance (0.7%)
Provident Companies                                        1,000,000         42,875,000

Leisure time & entertainment (1.1%)
Harley-Davidson                                            1,000,000         52,000,000
Mattel                                                       900,000         20,418,750
Total                                                                        72,418,750

Multi-industry conglomerates (3.2%)
Apollo Group Cl A                                          1,800,000(b)      49,275,000
Tyco Intl                                                  2,000,000(c)     154,125,000
Total                                                                       203,400,000

Restaurants & lodging (1.3%)
Marriott Intl Cl A                                         2,400,000         84,300,000

Retail (2.3%)
Home Depot                                                 2,400,000        144,900,000

Utilities -- telephone (4.9%)
MCI WorldCom                                               3,900,000(b)     311,025,000

Total common stocks
(Cost: $3,139,690,618)                                                   $6,095,438,793


See accompanying notes to investment in securities.



Bonds (2.7%)
Issuer                                        Coupon      Principal            Value(a)
                                               rate        amount

Resolution Funding Corp
   Zero Coupon
      07-15-20                                 5.95%    $400,000,000(f)    $118,000,000
      10-15-20                                 6.03      185,000,000(f)      53,804,383
Total bonds
(Cost: $165,090,786)                                                       $171,804,383

Short-term securities (3.9%)

Issuer                                     Annualized        Amount            Value(a)
                                         yield on date     payable at
                                          of purchase       maturity

U.S. government agencies (2.2%)
Federal Home Loan Bank Disc Nt
      02-24-99                                 4.74%      16,600,000         16,545,473
Federal Home Loan Mtge Corp Disc Nts
      02-02-99                                 5.05        3,600,000          3,598,491
      02-09-99                                 5.07        3,400,000          3,395,249
      02-11-99                                 4.79       10,500,000         10,483,305
      02-12-99                                 4.81        1,900,000          1,896,714
      02-17-99                                 5.06       15,200,000         15,161,848
      03-02-99                                 4.79       14,800,000         14,739,336
      03-11-99                                 4.74       29,000,000         28,847,912
      03-16-99                                 4.75       23,300,000         23,162,384
      03-22-99                                 4.75       26,700,000         26,521,467
Total                                                                       144,352,179

Commercial paper (1.2%)
CXC
      03-04-99                                 4.90        4,100,000(e)       4,081,697
Delaware Funding
      02-23-99                                 4.91        7,600,000(e)       7,575,274
Fleet Funding
      02-02-99                                 4.93        9,200,000(e)       9,196,228
General Electric Capital
      02-01-99                                 4.81       16,100,000         16,095,698
GTE Funding
      02-09-99                                 5.29        3,700,000          3,694,604
      02-25-99                                 4.86        4,000,000          3,985,989
Preferred Receivables
      02-03-99                                 5.45        1,000,000(e)         999,397
Rohm & Haas
      02-01-99                                 4.82       33,900,000(e)      33,890,922
Total                                                                        79,519,809

Letter of credit (0.5%)
Bank of America-
AES Hawaii
      02-05-99                                 5.22       16,400,000         16,385,814
      02-25-99                                 5.24       12,800,000         12,744,852
Total                                                                        29,130,666
Total short-term securities
(Cost: $253,009,731)                                                       $253,002,654
Total investments in securities
(Cost: $3,557,791,135)(h)                                                $6,520,245,830


See accompanying notes to investment in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 1999, the value of foreign securities represented 5.11% of net assets.

(d) Security is partially or fully on loan. See Note 4 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 1999 are as follows:

Issuer      Beginning    Purchase    Sales     Ending    Dividend    Value(a)
               cost        cost       cost      cost      income

MasTec     $60,266,600      $--       $--    $60,266,600    $--    $53,775,000


(h) At Jan. 31, 1999, the cost of securities for federal income tax purpose was approximately $3,557,791,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                       $3,087,513,000
Unrealized depreciation                                        (125,058,000)
                                                               ------------
Net unrealized appreciation                                   $2,962,455,000

Statement of assets and liabilities
Growth Trends Portfolio

Jan. 31, 1999 (Unaudited)

Assets

Investments in securities, at value (Note 1)
   (identified cost $12,189,236,528)                                    $21,274,849,334
Cash in bank on demand deposit                                               11,735,317
Dividends and accrued interest receivable                                    12,078,112
Receivable for investment securities sold                                   101,942,665
U.S. government securities held as collateral (Note 4)                      115,757,087
                                                                            -----------
Total assets                                                             21,516,362,515
                                                                         --------------
Liabilities
Payable for investment securities purchased                                 105,860,482
Payable upon return of securities loaned (Note 4)                           283,354,587
Accrued investment management services fee                                      286,582
Other accrued expenses                                                            9,977
                                                                                  -----
Total liabilities                                                           389,511,628
                                                                            -----------
Net assets                                                              $21,126,850,887
                                                                        ===============


See accompanying notes to financial statements.


Statement of operations
Growth Trends Portfolio

Six months ended Jan. 31, 1999 (Unaudited)

Investment income
Income:
Dividend                                                                 $   70,865,528
Interest                                                                     34,988,486
   Less foreign taxes withheld                                                 (416,661)
                                                                               --------
Total income                                                                105,437,353
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                           45,518,278
Compensation of board members                                                    25,852
Custodian fees                                                                  463,487
Audit fees                                                                       15,625
Other                                                                           103,045
                                                                                -------
Total expenses                                                               46,126,287
   Earnings credits on cash balances (Note 2)                                    (4,852)
                                                                                 ------
Total net expenses                                                           46,121,435
                                                                             ----------
Investment income (loss) -- net                                              59,315,918
                                                                             ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            36,671,780
   Options contracts written (Note 5)                                           583,819
                                                                                -------
Net realized gain (loss) on investments                                      37,255,599
Net change in unrealized appreciation (depreciation) on investments       2,764,148,052
                                                                          -------------
Net gain (loss) on investments                                            2,801,403,651
                                                                          -------------
Net increase (decrease) in net assets resulting from operations          $2,860,719,569
                                                                         ==============


See accompanying notes to financial statements.


Statements of changes in net assets

Growth Trends Portfolio
                                                                       Jan. 31, 1999    July 31, 1998
                                                                     Six months ended    Year ended
                                                                       (Unaudited)
Operations
Investment income (loss)-- net                                      $    59,315,918  $   132,492,409
Net realized gain (loss) on investments                                  37,255,599    1,599,514,857
Net change in unrealized appreciation (depreciation) on investments   2,764,148,052      715,372,594
                                                                      -------------      -----------
Net increase (decrease) in net assets resulting from operations       2,860,719,569    2,447,379,860
Net contributions (withdrawals) from partners                           595,131,879    1,241,490,226
                                                                        -----------    -------------
Total increase (decrease) in net assets                               3,455,851,448    3,688,870,086
Net assets at beginning of period                                    17,670,999,439   13,982,129,353
                                                                     --------------   --------------
Net assets at end of period                                         $21,126,850,887  $17,670,999,439
                                                                    ===============  ===============


See accompanying notes to financial statements.

Notes to Financial Statements

Growth Trends Portfolio
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Growth Trends Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.49% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $427,706 for the six months ended Jan. 31, 1999.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1999, the Portfolio's custodian fees were reduced by $4,852 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $3,137,241,323 and $2,897,019,657, respectively, for the six months ended Jan. 31, 1999. For the same year, the portfolio turnover rate was 17%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $1,316,197 for the six months ended Jan. 31, 1999.

4. LENDING OF PORTFOLIO SECURITIES
At Jan. 31, 1999, securities valued at $290,337,350 were on loan to brokers. For collateral, the Portfolio received $167,597,500 in cash and U.S. government securities valued at $115,757,087. Income from securities lending amounted to $393,712 for the six months ended Jan. 31, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


5. OPTIONS CONTRACTS WRITTEN
The number of contracts and premium amounts associated with options contracts written is as follows:

                                                 Six months ended Jan. 31, 1999
                                                              Calls
                                                  Contracts         Premium
Balance July 31, 1998                                   --    $         --
Opened                                               2,925         583,819
Expired                                             (2,925)       (583,819)
Balance Jan. 31, 1999                                  --     $         --

See   "Summary   of   significant   accounting   policies."

Investments in Securities

Growth Trends Portfolio
Jan. 31, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (93.4%)
Issuer                                                      Shares            Value(a)

Aerospace & defense (0.6%)
United Technologies                                        1,000,000       $119,437,500

Airlines (1.5%)
AMR                                                        2,000,000(b)     117,500,000
Southwest Airlines                                         7,700,000        206,937,500
Total                                                                       324,437,500

Automotive & related (0.8%)
Ford Motor                                                 2,600,000        159,737,500

Banks and savings & loans (4.1%)
BankAmerica                                                2,000,000        133,750,000
State Street                                               4,000,000        286,000,000
Wachovia                                                   1,000,000         88,625,000
Wells Fargo                                               10,000,000        349,375,000
Total                                                                       857,750,000

Beverages & tobacco (0.9%)
Coca-Cola                                                  3,000,000        196,312,500

Chemicals (1.5%)
Waste Management                                           6,400,000        319,600,000

Communications equipment & services (2.2%)
Lucent Technologies                                        2,700,000        303,918,750
Tellabs                                                    1,800,000(b)     154,350,000
Total                                                                       458,268,750

Computers & office equipment (19.9%)
America Online                                             3,000,000(b)     527,062,500
BMC Software                                               3,000,000(b,e)   140,062,500
Cisco Systems                                              8,000,000(b)     892,499,999
Compaq Computer                                            8,500,000        404,812,500
Compuware                                                  1,600,000(b)     106,000,000
EMC                                                        3,000,000(b)     326,625,000
Hewlett-Packard                                            2,500,000        195,937,500
Intl Business Machines                                     3,600,000        659,700,000
Microsoft                                                  3,600,000(b)     630,000,000
Network Associates                                         2,000,000(b,e)   104,750,000
Novell                                                     5,000,000        101,875,000
Xerox                                                      1,000,000        124,000,000
Total                                                                     4,213,324,999

Electronics (5.0%)
Applied Materials                                          1,700,000(b)     107,418,750
Intel                                                      3,500,000        493,281,250
Teradyne                                                     300,000(b)      19,762,500
Texas Instruments                                          3,250,000        321,343,750
Uniphase                                                   1,300,000(b,e)   118,462,500
Total                                                                     1,060,268,750

Energy (1.9%)
Exxon                                                      2,300,000        162,006,250
Mobil                                                      2,000,000        175,375,000
Royal Dutch Petroleum                                      1,500,000(c)      60,093,750
Total                                                                       397,475,000

Energy equipment & services (0.1%)
Schlumberger                                                 300,000(c)      14,287,500

Financial services (6.1%)
Associates First Capital Cl A                              3,000,000        121,687,500
Citigroup                                                  5,800,000        325,162,500
Fannie Mae                                                 3,400,000        247,775,000
MBNA                                                       7,500,000        209,531,250
Morgan Stanley, Dean Witter, Discover & Co                 3,000,000        260,437,500
Paychex                                                    2,400,000        116,850,000
Schwab (Charles)                                             200,000         14,062,500
Total                                                                     1,295,506,250

Health care (11.2%)
ALZA                                                       1,000,000(b)      50,562,500
Boston Scientific                                          2,000,000(b)      48,875,000
Bristol-Myers Squibb                                       3,400,000        435,837,500
Elan ADR                                                   2,500,000(b,c,e) 168,750,000
Johnson & Johnson                                          1,000,000         85,000,000
Medtronic                                                  2,900,000        231,093,750
Merck & Co                                                 2,000,000        293,500,000
Pfizer                                                     4,500,000        578,812,500
Schering-Plough                                            4,800,000        261,600,000
Warner-Lambert                                             2,900,000        209,343,750
Total                                                                     2,363,375,000

Health care services (2.9%)
Cardinal Health                                            4,000,000        295,750,000
HEALTHSOUTH Rehabilitation                                   200,000(b)       2,712,500
IMS Health                                                 3,000,000        109,875,000
McKesson HBOC                                              2,400,000        180,300,000
Service Corp Intl                                          1,290,100         20,480,338
Total                                                                       609,117,838

Household products (1.1%)
Gillette                                                   2,400,000        141,000,000
Procter & Gamble                                           1,100,000         99,962,500
Total                                                                       240,962,500

Industrial equipment & services (0.5%)
Illinois Tool Works                                        1,700,000        102,531,250

Insurance (1.5%)
ACE                                                        4,000,000(c)     112,000,000
American Intl Group                                        2,000,000        205,875,000
Total                                                                       317,875,000

Media (5.5%)
CBS                                                        6,000,000        204,000,000
Clear Channel Communications                               2,000,000(b)     123,750,000
Comcast Special Cl A                                         700,000         47,589,063
Gannett                                                    4,200,000        276,412,500
New York Times Cl A                                        2,000,000         68,625,000
Time Warner                                                7,200,000        450,000,000
Total                                                                     1,170,376,563

Multi-industry conglomerates (4.9%)
General Electric                                           7,000,000        734,125,000
Tyco Intl                                                  4,000,000(c)     308,250,000
Total                                                                     1,042,375,000

Restaurants & lodging (1.0%)
Marriott Intl Cl A                                         6,000,000        210,750,000

Retail (12.5%)
Costco Companies                                           3,000,000(b)     248,625,000
CVS                                                        4,500,000        246,375,000
Dayton Hudson                                              6,100,000        388,875,000
Home Depot                                                 5,600,000        338,100,000
Kroger                                                     2,500,000(b,e)   158,750,000
Safeway                                                    9,000,000(b)     505,125,000
TJX Companies                                              1,000,000         29,562,500
Wal-Mart Stores                                            8,400,000        722,400,000
Total                                                                     2,637,812,500

Transportation (--%)
Kansas City Southern Inds                                    152,700          7,253,250

Utilities -- electric (1.1%)
CMS Energy                                                 3,400,000        145,562,500
Duke Energy                                                1,270,000         78,501,875
Total                                                                       224,064,375

Utilities -- gas (0.5%)
El Paso Energy                                             3,500,000        115,500,000

Utilities -- telephone (6.1%)
AirTouch Communications                                    2,000,000(b)     193,125,000
BellSouth                                                 10,000,000        446,250,000
MCI WorldCom                                               4,700,000(b)     374,825,000
U S WEST Communications Group                              4,300,000        265,256,250
Total                                                                     1,279,456,250

Total common stocks
(Cost: $10,651,921,191)                                                 $19,737,855,775


See accompanying notes to investments in securities.


Short-term securities (7.3%)
Issuer                                     Annualized       Amount           Value(a)
                                          yield on date   payable at
                                           of purchase     maturity

U.S. government agencies (0.8%)
Federal Home Loan Bank Disc Nt
   03-19-99                                    4.75%     $12,000,000        $11,924,480
Federal Home Loan Mtge Corp Disc Nts
   02-08-99                                    4.82       29,100,000         29,065,080
   02-10-99                                    5.04       30,200,000         30,153,769
   02-12-99                                    5.07       13,800,000         13,774,884
   02-16-99                                    5.07       35,400,000         35,293,698
   03-11-99                                    4.79       20,800,000         20,689,991
   03-19-99                                    4.75       13,000,000         12,918,187
   03-22-99                                    4.74       22,100,000         21,952,538
Total                                                                       175,772,627

Certificates of deposit (0.1%)
Harris Trust
   02-22-99                                    5.15       16,300,000         16,300,000
U.S. Bank Minneapolis
   08-09-99                                    4.89       13,700,000         13,700,000
Total                                                                        30,000,000

Commercial paper (5.9%)
ABB Treasury Center USA
   02-18-99                                    5.14       27,200,000(d)      27,090,053
Alcoa Aluminum Co of America
   03-03-99                                    5.19        5,000,000          4,966,060
American General Finance
   04-26-99                                    5.14        5,000,000          4,940,550
   05-07-99                                    4.89        9,400,000          9,274,614
ANZ (Delaware)
   02-11-99                                    4.87       21,900,000         21,864,594
   04-12-99                                    4.91       10,000,000          9,878,500
Avco Financial Services
   02-16-99                                    5.29        4,400,000          4,389,092
   03-26-99                                    5.13       15,200,000         15,082,307
BBV Finance (Delaware)
   04-14-99                                    4.87       20,000,000         19,795,000
Bear Stearns
   04-15-99                                    4.87       11,200,000         11,083,669
   04-23-99                                    4.85        4,400,000          4,349,488
   05-26-99                                    4.86        7,100,000          6,986,933
BMW US Capital
   03-01-99                                    4.84        6,100,000          6,075,498
   03-05-99                                    4.84        4,400,000          4,379,991
CAFCO
   02-19-99                                    5.42        8,000,000(d)       7,973,756
   05-10-99                                    4.85        7,600,000(d)       7,495,521
Cargill Global
   03-05-99                                    4.92       12,000,000(d)      11,944,580
Ciesco LP
   02-24-99                                    4.88       20,900,000         20,829,607
   03-19-99                                    4.88        8,400,000(d)       8,337,848
   04-12-99                                    4.85       14,500,000         14,355,338
CIT Group Holdings
   02-23-99                                    4.87       22,500,000         22,427,250
   03-01-99                                    4.89       20,000,000         19,919,000
Consolidated Natural Gas
   02-08-99                                    5.21       22,455,000         22,425,977
   02-09-99                                    5.26       15,447,000         15,424,602
Corporate Receivables
   02-01-99                                    5.42       10,000,000(d)       9,997,014
   03-12-99                                    5.18       15,000,000(d)      14,911,003
CXC
   03-04-99                                    4.91       11,500,000(d)      11,448,557
   03-19-99                                    4.91       13,000,000(d)      12,912,357
Daimler-Benz
   03-18-99                                    5.25       18,800,000         18,677,904
Delaware Funding
   02-18-99                                    5.26       10,000,000(d)       9,954,134
   02-22-99                                    4.87       15,400,000(d)      15,352,281
   02-25-99                                    4.88        5,768,000(d)       5,747,796
   02-26-99                                    5.26       10,000,000(d)       9,954,476
   04-22-99                                    4.85        3,600,000(d)       3,559,164
Duke Energy
   02-09-99                                    5.25       18,200,000         18,173,610
Exxon Asset Management
   02-01-99                                    4.82       20,800,000(d)      20,794,430
Falcon Asset
   02-22-99                                    4.89        5,800,000(d)       5,781,954
   03-09-99                                    4.87        8,100,000(d)       8,058,618
   03-11-99                                    4.92       10,000,000(d)       9,945,667
Fleet Funding
   02-02-99                                    4.93        2,900,000(d)       2,898,811
   02-24-99                                    4.88       18,016,000(d)      17,955,321
   02-24-99                                    4.93        8,400,000(d)       8,371,417
   02-25-99                                    4.87        2,700,000(d)       2,690,542
Ford Motor Credit
   04-07-99                                    4.84       30,000,000         29,721,200
Gateway Fuel
   02-12-99                                    4.87        6,254,000          6,243,024
GMAC
   02-02-99                                    5.11       15,000,000         14,991,200
   02-23-99                                    4.88       20,800,000         20,732,608
   03-02-99                                    4.85       30,000,000         29,875,224
   03-02-99                                    4.86       18,100,000         18,024,563
   03-10-99                                    4.85       30,000,000         29,843,350
Goldman Sachs Group
   02-24-99                                    4.85        6,400,000          6,378,533
GTE Funding
   02-04-99                                    5.28        2,000,000          1,998,542
   02-08-99                                    5.21        5,200,000          5,193,279
   02-09-99                                    5.29        2,800,000          2,795,917
   02-10-99                                    5.23       29,000,000         28,954,010
   02-18-99                                    4.83        7,700,000          7,680,412
Heinz (HJ)
   02-26-99                                    5.24       13,700,000         13,646,570
Household Finance
   02-01-99                                    5.18        2,300,000          2,299,250
   03-03-99                                    4.85       30,000,000         29,871,200
   03-09-99                                    4.84       22,300,000         22,186,543
Intl Lease Finance
   02-19-99                                    5.19       10,000,000          9,968,513
Morgan Stanley, Dean Witter, Discover & Co
   02-01-99                                    4.85       26,200,000         26,192,941
   02-08-99                                    5.17       16,000,000         15,975,059
Natl Rural Utilities
   03-29-99                                    5.16       13,000,000         12,895,449
NBD Bank Canada
   02-16-99                                    4.88       12,500,000         12,471,313
   03-01-99                                    4.85       21,200,000         21,114,670
   03-02-99                                    5.19       13,200,000         13,139,598
New Center Asset Trust
   02-10-99                                    5.12        2,400,000          2,395,637
   02-10-99                                    5.19       10,000,000          9,984,264
   02-16-99                                    5.30        4,100,000          4,088,601
   02-19-99                                    5.13        7,700,000          7,674,745
   06-04-99                                    4.93        7,400,000          7,251,762
Preferred Receivables
   02-23-99                                    5.26        8,600,000(d)       8,558,315
   04-26-99                                    4.86       12,400,000(d)      12,252,564
Reed Elsevier
   03-09-99                                    4.90       23,500,000(d)      23,372,969
   03-16-99                                    4.89        9,800,000(d)       9,737,729
Salomon Smith Barney
   05-06-99                                    4.86        7,500,000          7,400,979
Sheffield Receivables
   02-05-99                                    5.21       10,000,000(d)       9,989,146
   03-04-99                                    4.88       19,000,000(d)      18,915,355
   03-16-99                                    4.89       11,900,000(d)      11,827,708
   03-17-99                                    4.94       18,500,000(d)      18,379,884
Societe Generale North America
   04-21-99                                    4.85       20,000,000         19,775,867
   04-28-99                                    4.85        7,200,000          7,112,424
Toyota Motor Credit
   02-04-99                                    5.18       14,200,000         14,187,201
USAA Capital
   02-02-99                                    5.41        8,900,000          8,896,002
U.S. Bank Minneapolis
   08-09-99                                    4.89       13,700,000         13,700,000
Variable Funding Capital
   02-01-99                                    4.81       40,000,000(d)      39,989,310
   02-17-99                                    4.92       18,542,000(d)      18,496,572
   03-01-99                                    4.87       13,500,000(d)      13,445,437
   03-15-99                                    4.90        5,000,000(d)       4,969,176
   04-20-99                                    4.88        3,200,000(d)       3,164,576
Westpac Capital
   04-08-99                                    4.88       15,800,000         15,617,679
   06-10-99                                    4.92       19,840,000         19,483,541
Windmill Funding
   02-08-99                                    5.34       15,300,000(d)      15,279,728
   03-17-99                                    4.89       14,900,000(d)      14,804,245
Total                                                                     1,237,719,268

Letters of credit (0.5%)
Bank of America-
AES Hawaii
   02-04-99                                    4.86       12,826,000(d)      12,817,360
   02-04-99                                    5.28       14,600,000         14,589,354
   02-04-99                                    5.35       10,279,000         10,271,405
   02-05-99                                    5.22       20,900,000         20,881,920
   02-22-99                                    5.22        8,700,000(d)       8,666,831
Chase Manhattan Bank-
Somerset Railroad
   02-18-99                                    4.87        5,800,000          5,785,123
First Chicago-
Commed Fuel
   02-17-99                                    5.25        6,000,000          5,981,446
   04-15-99                                    4.86        8,600,000          8,510,675
U.S. Bank Minneapolis-
Midwest Capital
   02-02-99                                    4.91        6,000,000          5,997,550
Total                                                                        93,501,664

Total short-term securities
(Cost: $1,537,315,337)                                                   $1,536,993,559

Total investments in securities
(Cost: $12,189,236,528)(f)                                              $21,274,849,334

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 1999, the value of foreign securities represented 3.14% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 4 to the financial statements.

(f) At Jan. 31, 1999, the cost of securities for federal income tax purpose was approximately $12,189,237,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                          $9,158,897,000
Unrealized depreciation                                             (73,285,000)
                                                                    -----------
Net unrealized appreciation                                      $9,085,612,000

Financial Statements

Statement of assets and liabilities
Aggressive Growth Portfolio

Jan. 31, 1999 (Unaudited)


Assets

Investments in securities, at value (Note 1)
   (identified cost $508,248,308)                                  $633,030,092
Cash in bank on demand deposit                                          711,530
Dividends and accrued interest receivable                               573,114
Receivable for investment securities sold                             7,438,864
                                                                      ---------
Total assets                                                        641,753,600
                                                                    -----------
Liabilities
Payable for investment securities purchased                           3,947,156
Accrued investment management services fee                               10,657
Other accrued expenses                                                   10,887
                                                                         ------
Total liabilities                                                     3,968,700
                                                                      ---------
Net assets                                                         $637,784,900
                                                                   ============


See accompanying notes to financial statements.


Statement of operations
Aggressive Growth Portfolio

Six months ended Jan. 31, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                   $ 3,007,773
Interest                                                                        225,196
   Less foreign taxes withheld                                                  (19,088)
                                                                                -------
Total income                                                                  3,213,881
                                                                              ---------
Expenses (Note 2):
Investment management services fee                                            1,673,343
Compensation of board members                                                     4,197
Custodian fees                                                                   33,620
Audit fees                                                                        7,500
Other                                                                             3,571
                                                                                  -----
Total expenses                                                                1,722,231
   Earnings credits on cash balances (Note 2)                                    (8,904)
                                                                                 ------
Total net expenses                                                            1,713,327
                                                                              ---------
Investment income (loss) -- net                                               1,500,554
                                                                              ---------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                             5,186,669
   Financial futures contracts                                                1,810,607
                                                                              ---------
Net realized gain (loss) on investments                                       6,997,276
Net change in unrealized appreciation (depreciation) on investments          82,119,769
                                                                             ----------
Net gain (loss) on investments                                               89,117,045
                                                                             ----------
Net increase (decrease) in net assets resulting from operations             $90,617,599
                                                                            ===========


See accompanying notes to financial statements.


Statements of changes in net assets
Aggressive Growth Portfolio

                                                                       Jan. 31, 1999     July 31, 1998
                                                                     Six months ended     Year ended
                                                                        (Unaudited)


Operations
Investment income (loss)-- net                                         $  1,500,554      $  3,194,481
Net realized gain (loss) on investments                                   6,997,276        38,876,071
Net change in unrealized appreciation (depreciation) on investments      82,119,769         8,046,666
                                                                         ----------         ---------
Net increase (decrease) in net assets resulting from operations          90,617,599        50,117,218
                                                                         ----------        ----------
Net contributions (withdrawals) from partners                            24,053,444       170,560,308
                                                                         ----------       -----------
Total increase (decrease) in net assets                                 114,671,043       220,677,526
Net assets at beginning of period                                       523,113,857       302,436,331
                                                                        -----------       -----------
Net assets at end of period                                            $637,784,900      $523,113,857
                                                                       ============      ============


See accompanying notes to financial statements.

Notes to Financial Statements

Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers who make markets in these securities or by independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1999, the Portfolio's custodian fees were reduced by $8,904 as a result of earnings credits from overnight cash balances.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $312,571,664 and $294,073,427, respectively, for the six months ended Jan. 31, 1999. For the same period, the portfolio turnover rate was 56%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $13,941 for the six months ended Jan. 31, 1999.

4. STOCK INDEX FUTURES CONTRACTS
Investments in securities at Jan. 31, 1999, included securities valued at $2,875,000 that were pledged as collateral to cover initial margin deposits on 27 open purchase contracts. The market value of the open purchase contracts at Jan. 31, 1999, was $8,650,125 with a net unrealized gain of $280,455.


Investments in Securities

Aggressive Growth Portfolio
Jan. 31, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Common stocks (97.9%)

Issuer                                                        Shares           Value(a)



Aerospace & defense (0.3%)
AlliedSignal                                                   4,700           $183,300
Goodrich (BF)                                                 14,000            476,000
Rockwell Intl                                                 27,800          1,207,563
Total                                                                         1,866,863

Airlines (0.4%)
Southwest Airlines                                            97,900          2,631,063

Automotive & related (2.8%)
Dana                                                          72,900          2,998,013
Danaher                                                       32,900          1,760,150
Ford Motor                                                   104,100          6,395,644
General Motors                                                73,900          6,632,524
Total                                                                        17,786,331

Banks and savings & loans (7.2%)
Bank One                                                     153,112          8,019,241
BankAmerica                                                  123,151          8,235,723
State Street                                                 123,100          8,801,650
Wachovia                                                      70,200          6,221,475
Washington Mutual                                            186,700          7,841,400
Wells Fargo                                                  200,000          6,987,500
Total                                                                        46,106,989

Beverages & tobacco (1.8%)
Coca-Cola                                                    171,400         11,215,988

Chemicals (0.5%)
Waste Management                                              63,248          3,158,447

Communications equipment & services (2.8%)
Lucent Technologies                                           91,900         10,344,493
Tellabs                                                       88,450(b)       7,584,588
Total                                                                        17,929,081

Computers & office equipment (16.5%)
3Com                                                         149,300(b)       7,017,100
America Online                                                39,400(b)       6,922,088
Cisco Systems                                                125,200(b)      13,967,624
Compaq Computer                                              265,000         12,620,625
Computer Sciences                                             19,600          1,343,825
Electronic Data Systems                                      116,800          6,124,700
EMC                                                          124,200(b)      13,522,275
First Data                                                   248,700          9,528,319
Gateway 2000                                                  26,100(b)       2,016,225
Intl Business Machines                                        91,200         16,712,399
Novell                                                       244,200          4,975,575
Parametric Technology                                         92,500(b)       1,208,281
Unisys                                                       131,900          4,369,188
Xerox                                                         33,200          4,116,800
Total                                                                       104,445,024

Electronics (3.8%)
Applied Materials                                             26,700(b)       1,687,106
Intel                                                        155,700         21,943,969
LSI Logic                                                     20,800(b)         579,800
Total                                                                        24,210,875

Energy (3.5%)
Anadarko Petroleum                                            49,000          1,326,063
Chevron                                                       63,200          4,724,200
Mobil                                                         69,500          6,094,281
Royal Dutch Petroleum                                        155,000(c)       6,209,687
Texaco                                                        87,500          4,145,313
Total                                                                        22,499,544

Financial services (3.6%)
Associates First Capital Cl A                                153,626          6,231,455
Household Intl                                               178,100          7,825,269
MBNA                                                         240,700          6,724,556
Providian Financial                                           21,200          2,137,225
Total                                                                        22,918,505

Food (2.5%)
Bestfoods                                                     82,400          4,145,750
General Mills                                                 55,000          4,616,563
Sara Lee                                                     150,000          3,825,000
Sysco                                                        111,600          3,041,100
Total                                                                        15,628,413

Health care (15.4%)
ALZA                                                          35,700(b)       1,805,081
American Home Products                                        29,300          1,719,544
Amgen                                                         94,400(b)      12,065,499
Baxter Intl                                                   96,200          6,824,188
Boston Scientific                                             86,200(b)       2,106,513
Bristol-Myers Squibb                                         144,100         18,471,818
Guidant                                                      118,200          6,966,413
Medtronic                                                     83,000          6,614,063
Pfizer                                                       123,300         15,859,462
Schering-Plough                                              190,700         10,393,150
Warner-Lambert                                               216,600         15,635,812
Total                                                                        98,461,543

Health care services (0.4%)
Tenet Healthcare                                              53,000(b)       1,099,750
United Healthcare                                             33,000          1,476,750
Total                                                                         2,576,500

Household products (1.3%)
Procter & Gamble                                              87,900          7,987,913

Industrial equipment & services (0.2%)
Browning-Ferris Inds                                          42,400          1,166,000

Insurance (2.6%)
American General                                             108,850          7,762,366
Lincoln Natl                                                 107,350          8,943,597
Total                                                                        16,705,963

Leisure time & entertainment (1.3%)
Disney (Walt)                                                247,000          8,151,000

Media (0.7%)
Tele-Communications Cl A                                      67,600          4,634,825

Multi-industry conglomerates (4.6%)
General Electric                                             186,300         19,538,213
Tyco Intl                                                    130,950(c)      10,091,334
Total                                                                        29,629,547

Paper & packaging (0.6%)
Intl Paper                                                    68,000          2,690,250
Owens-Illinois                                                40,400(b)       1,181,700
Total                                                                         3,871,950

Restaurants & lodging (0.6%)
Wendy's Intl                                                 170,100          4,050,506

Retail (13.1%)
Albertson's                                                   77,700          4,739,700
American Stores                                               86,400          3,132,000
Circuit City Stores                                           72,000          3,978,000
Costco Companies                                              92,000(b)       7,624,500
CVS                                                          129,300          7,079,175
Dayton Hudson                                                123,500          7,873,124
Home Depot                                                   135,900          8,204,962
Kroger                                                        77,900(b)       4,946,650
Meyer (Fred)                                                  63,200(b)       3,950,000
Rite Aid                                                      56,500          2,775,563
Safeway                                                      108,100(b)       6,067,113
TJX Companies                                                130,700          3,863,819
Wal-Mart Stores                                              178,200         15,325,199
Walgreen                                                      67,200(d)       4,200,000
Total                                                                        83,759,805

Transportation (0.7%)
Burlington Northern Santa Fe                                 137,500          4,760,938

Utilities -- gas (0.5%)
Enron                                                         49,000          3,234,000

Utilities -- telephone (10.2%)
Ameritech                                                    269,800         17,570,725
AT&T                                                         172,600         15,663,450
MCI WorldCom                                                 243,685(b)      19,433,879
U S WEST Communications Group                                199,500         12,306,656
Total                                                                        64,974,710

Total common stocks
(Cost: $499,580,539)                                                       $624,362,323


See accompanying notes to investment in securities

Short-term securities (1.4%)
Issuer
                                           Annualized        Amount           Value(a)
                                         yield on date     payable at
                                          of purchase       maturity



U.S. government agencies
Federal Home Loan Bank Disc Nt
   03-19-99                                    4.75%      $1,700,000         $1,689,302
Federal Home Loan Mtge Corp Disc Nts
   02-02-99                                    5.05        1,500,000          1,499,371
   02-10-99                                    5.04          700,000            698,928
   02-12-99                                    5.06          500,000            499,092
   02-16-99                                    5.07          700,000            698,337
   03-08-99                                    4.80          700,000            696,568
   03-08-99                                    4.81        1,500,000          1,492,631
   03-12-99                                    4.81          500,000            497,278
   03-17-99                                    4.74          400,000            397,593
Federal Natl Mtge Assn Disc Nt
   02-19-99                                    4.81          500,000            498,669

Total short-term securities
(Cost: $8,667,769)                                                           $8,667,769

Total investments in securities
(Cost: $508,248,308)(e)                                                    $633,030,092


See accompanying notes to investment in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Jan. 31, 1999, the value of foreign securities represented 2.55% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts (see Note 4 to the financial statements):

Type of security                                                      Contracts

S&P 500 Index, March 1999                                                   27


(e) At Jan. 31, 1999, the cost of securities for federal income tax purpose was approximately $508,248,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation                                           $138,614,000
Unrealized depreciation                                            (13,832,000)
                                                                   -----------
Net unrealized appreciation                                       $124,782,000

American Express Service Corporation, Distributor


                                                                S-6119 D (3/99)